Stock Awards and Stock-Based Compensation - Outstanding RSU activity (Details) - RSU - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Outstanding Number of Shares
Balance at the beginning (in shares)	292,564	126,900
Granted	4,627	211,700	126,900
Vested (issued)		(46,036)
Forfeited	20,601
Balance at the end (in shares)	276,590	292,564	126,900